UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23979
American Funds U.S. Small and Mid Cap Equity Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class A
| SMDEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.73%
Management's discussion of fund performance
The fund’s Class A shares gained 13.86% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-A.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge) 2	7.31%	9.75%
American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge) 2	13.86%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class C
| SMDGX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	0.72%
Management's discussion of fund performance
The fund’s Class C shares gained 13.85% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-C.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge) 2	12.85%	13.17%
American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge) 2	13.85%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-C
.
Important information
To r
educ
e fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-210-10
26
© 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class F-1
| SMDJX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-F1. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$78	0.73%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 13.88% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F1.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-1 2	13.88%	13.18%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-210-1026 © 2026 Capital Group. All
rights
reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class F-2
| SMDKX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$78	0.73%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.85% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-2 2	13.85%	13.17%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding)
.
If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class F-3
| SMDNX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$55	0.51%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-F3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-3 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No.
MFF3ARX
-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class 529-A
| CMDDX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-529A. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$84	0.79%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529A.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge) 2	9.72%	11.01%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge) 2	13.70%	13.08%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-210-
1026
© 2026
Capital
Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class 529-C
| CMDHX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-529C. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$84	0.79%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529C.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge) 2	12.70%	13.08%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge) 2	13.70%	13.08%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No.
MF5CARX
-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class 529-E
| CMDJX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-529E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$84	0.79%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 13.70% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E 2	13.70%	13.09%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-529E
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class 529-F-2
| CMDNX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-529F2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$90	0.84%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 13.68% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529F2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2 2	13.68%	13.07%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class 529-F-3
| CMDOX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-529F3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$61	0.57%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 13.97% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-529F3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3 2	13.97%	13.37%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class 529-F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-529F3
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary.
Your
instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-1
| RMDDX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$56	0.52%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.10% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-1 2	14.10%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID
.
Important information
To reduce fund expenses, only one copy
of
most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-2
| RMDEX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R2. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$55	0.51%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.13% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R2.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2 2	14.13%	13.42%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R2
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-2E
| RMDGX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R2E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$55	0.51%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.13% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R2E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E 2	14.13%	13.44%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-2E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-3
| RMDHX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R3. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$56	0.52%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R3.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-3 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R3
.
Important information
To reduce fund ex
pense
s, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that
your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-4
| RMDJX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R4. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$56	0.52%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.11% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R4.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-4 2	14.11%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-4 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-5E
| RMDKX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R5E. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$56	0.52%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.12% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R5E.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E 2	14.12%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-5E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R5E
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-5
| RMDLX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R5. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$56	0.52%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 14.11% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R5.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5 2	14.11%	13.45%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-5 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-210-1026 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds® U.S. Small and Mid Cap Equity Fund
Class R-6
| RMDMX
for the year ended August 31, 2026
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the fund at capitalgroup.com/SMID-R6. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$55	0.51%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 14.14% for the year ended August 31, 2026. That result compares with a 25.54% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/SMID-R6.
What factors influenced results
U.S. equities delivered solid returns during the fiscal year, with small and mid-cap stocks outpacing large-cap equities, helped by a stable U.S. economy, attractive valuations relative to large caps and an overall higher risk appetite among investors. The U.S. economy continued to demonstrate resilience, boosted by healthy consumer spending. Amid signs of a softening labor market, the U.S. Federal Reserve implemented three 25-basis-point rate cuts in late 2025.
Holdings across

multiple

sectors

contributed positively to the portfolio, led by information technology and industrials. Holdings in the healthcare, consumer staples and energy sectors also added to returns.
Conversely, the fund’s holdings in communication services and utilities detracted from returns. Consumer discretionary, materials and financials also lagged.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-6 2	14.14%	13.47%
Russell 3000 Index 3	20.10%	17.68%
Russell 2500 Index 3	25.54%	17.46%
Russell Midcap Index 3	17.94%	14.63%
1
Class R-6 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,025
Total number of portfolio holdings	175
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	65%
Portfolio holdings by sector (percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/SMID-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-210-1026 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2026	49,000	None	6,000	None
August 31, 2025	35,000	None	None	None
Adviser and Affiliates2
August 31, 2026	Not Applicable	None	None	None
August 31, 2025	Not Applicable	None	None	None
(g) Aggregate
Registrant, Adviser and Affiliates3	non-audit fees
August 31, 2026	6,000
August 31, 2025	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit- related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Small and Mid Cap Equity Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2026
Lit. No. MFGEFP4-210-1026 © 2026 Capital Group. All rights reserved.

Investment portfolio August 31, 2026

Common stocks 96.22%	Shares	Value (000)
Financials 20.71%
Block, Inc., Class A (a)	242,156	$19,862
RenaissanceRe Holdings, Ltd.	58,928	19,307
Citizens Financial Group, Inc.	243,708	16,784
Tradeweb Markets, Inc., Class A	145,632	15,685
KeyCorp	571,157	12,343
American International Group, Inc.	140,000	10,690
Essent Group, Ltd.	140,000	9,458
Capital One Financial Corp.	43,365	9,302
StepStone Group, Inc., Class A	177,692	9,286
GQG Partners, Inc. (CDI)	9,011,522	8,459
Victory Capital Holdings, Inc., Class A	71,626	8,453
Fifth Third Bancorp	152,565	8,203
TPG, Inc., Class A	137,723	7,454
Principal Financial Group, Inc.	66,029	7,274
Brown & Brown, Inc.	99,977	7,215
Affirm Holdings, Inc., Class A (a)	96,167	7,160
Fiserv, Inc. (a)	100,000	5,331
FirstCash Holdings, Inc.	20,475	4,391
WEX, Inc. (a)	21,419	4,082
Ares Management Corp., Class A	26,951	3,859
Huntington Bancshares, Inc.	207,915	3,469
Ally Financial, Inc.	80,709	3,407
Arthur J. Gallagher & Co.	12,019	3,151
Aon PLC, Class A	7,441	2,392
Lincoln International, Inc., Class A	82,773	2,089
PROG Holdings, Inc.	54,538	2,079
Kinsale Capital Group, Inc.	3,037	1,136
		212,321

Industrials 16.10%
Bloom Energy Corp., Class A (a)	84,675	17,468
Copart, Inc. (a)	471,319	15,549
Comfort Systems USA, Inc.	8,753	13,529
United Parcel Service, Inc., Class B	90,483	9,431
ATI, Inc. (a)	43,627	8,909
Crane Co.	42,044	8,622
Louisiana-Pacific Corp.	120,000	8,461
XPO, Inc. (a)	43,372	8,414
APi Group Corp. (a)	171,473	6,730
United Rentals, Inc.	6,463	6,709
Otis Worldwide Corp.	80,000	5,690
Applied Industrial Technologies, Inc.	13,682	4,433
VSE Corp.	19,852	4,143
Karman Holdings, Inc. (a)	95,749	3,969
Arxis, Inc., Class A (a)	76,030	3,936
Ingersoll-Rand, Inc.	50,605	3,899
Federal Signal Corp.	31,189	3,649
FTAI Aviation, Ltd.	18,524	3,521
Generac Holdings, Inc. (a)	18,062	3,348
CSW Industrials, Inc.	10,665	3,295
HEICO Corp.	9,005	2,982
Loar Holdings, Inc. (a)(b)	35,576	2,497
QXO, Inc. (a)	187,136	2,485
ITT, Inc.	11,707	2,345
Fluor Corp. (a)	42,413	2,312
SPX Technologies, Inc. (a)	10,718	2,109
C.H. Robinson Worldwide, Inc.	13,692	2,049
Core & Main, Inc., Class A (a)	42,978	1,846
SiteOne Landscape Supply, Inc. (a)	15,332	1,511
DPC Holdings PLC (a)	28,893	1,212
		165,053

1	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)	Shares	Value (000)
Information technology 14.84%
Cerebras Systems, Inc., Class A (a)(b)	84,895	$15,641
Akamai Technologies, Inc. (a)	106,058	11,520
Skyworks Solutions, Inc. (b)	150,000	10,051
Cloudflare, Inc., Class A (a)	31,371	9,572
Keysight Technologies, Inc. (a)	27,308	8,812
Ciena Corp. (a)	22,302	8,537
Fabrinet, non-registered shares (a)	18,735	7,736
Flex, Ltd. (a)	61,305	6,698
Semtech Corp. (a)	47,040	6,254
TTM Technologies, Inc. (a)	51,434	6,117
Hewlett Packard Enterprise Co.	109,685	5,730
Ingram Micro Holding Corp.	201,515	5,677
MongoDB, Inc., Class A (a)	11,071	5,019
Procore Technologies, Inc. (a)	76,413	4,793
Datadog, Inc., Class A (a)	19,796	4,692
Quantinuum, Inc., Class A (a)	79,756	3,996
Snowflake, Inc. (a)	10,548	3,496
Ultra Clean Holdings, Inc. (a)	49,179	3,336
Lumentum Holdings, Inc. (a)	3,615	3,307
Impinj, Inc. (a)	17,178	2,994
Fair Isaac Corp. (a)	2,280	2,616
Unity Software, Inc. (a)	62,070	2,613
CoreWeave, Inc., Class A (a)	28,437	2,414
Via Transportation, Inc., Class A (a)	82,922	2,316
Twilio, Inc., Class A (a)	9,469	2,231
Sanmina Corp. (a)	10,365	2,039
ACM Research, Inc., Class A (a)	20,267	1,476
Enphase Energy, Inc. (a)	37,848	1,378
GPGI, Inc., Class A	59,753	790
GPGI, Inc., Class A (c)	18,584	246
		152,097

Health care 12.06%
Align Technology, Inc. (a)	89,541	14,308
Revolution Medicines, Inc. (a)	57,182	11,755
Cigna Group (The)	35,000	9,663
Illumina, Inc. (a)	39,938	8,532
Humana, Inc.	20,000	7,665
Veeva Systems, Inc., Class A (a)	23,352	6,671
Tenet Healthcare Corp. (a)	21,993	5,848
Natera, Inc. (a)	16,044	5,166
Alnylam Pharmaceuticals, Inc. (a)	21,179	5,098
Charles River Laboratories International, Inc. (a)	16,821	4,849
Oruka Therapeutics, Inc. (a)	47,217	4,373
Medline, Inc., Class A (a)	123,846	4,338
NewAmsterdam Pharma Co. NV (a)	161,696	4,097
Spyre Therapeutics, Inc. (a)	39,689	3,545
Ionis Pharmaceuticals, Inc. (a)	55,838	3,370
Penumbra, Inc. (a)	10,428	3,369
Regeneron Pharmaceuticals, Inc.	3,380	2,701
Definium Therapeutics, Inc. (a)	67,315	2,674
Generate Biomedicines, Inc. (a)(b)	174,326	2,662
Boston Scientific Corp. (a)	54,700	2,642
Elanco Animal Health, Inc. (a)	100,461	2,403
Krystal Biotech, Inc. (a)	6,229	2,238
IQVIA Holdings, Inc. (a)	7,545	1,971
Alignment Healthcare, Inc. (a)	140,247	1,879
Zimmer Biomet Holdings, Inc.	17,958	1,797
		123,614

Consumer discretionary 9.82%
DoorDash, Inc., Class A (a)	95,876	22,218
SharkNinja, Inc. (a)	46,632	8,976
Covista, Inc. (a)	50,348	6,662
Vail Resorts, Inc. (b)	47,111	6,450

American Funds U.S. Small and Mid Cap Equity Fund	2

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
NIKE, Inc., Class B	151,384	$5,913
Hilton Worldwide Holdings, Inc.	18,476	5,844
Chipotle Mexican Grill, Inc. (a)	146,058	5,555
D.R. Horton, Inc.	25,851	3,737
Texas Roadhouse, Inc.	17,848	3,491
Brinker International, Inc. (a)	14,923	3,410
Five Below, Inc. (a)	12,871	3,177
Century Communities, Inc.	45,296	3,060
Rivian Automotive, Inc., Class A (a)	172,521	2,771
Darden Restaurants, Inc.	12,550	2,689
Polaris, Inc.	39,210	2,531
O’Reilly Automotive, Inc. (a)	28,460	2,527
Royal Caribbean Cruises, Ltd.	8,562	2,301
Cavco Industries, Inc. (a)	3,974	2,222
AutoZone, Inc. (a)	672	2,010
Carnival Corp., Ltd.	82,497	1,971
Warby Parker, Inc., Class A (a)	72,137	1,774
CAVA Group, Inc. (a)	21,065	1,385
		100,674

Consumer staples 4.85%
US Foods Holding Corp. (a)	199,453	20,911
Monster Beverage Corp. (a)	207,428	9,525
e.l.f. Beauty, Inc. (a)	62,524	6,818
Caseys General Stores, Inc.	7,940	5,973
Keurig Dr Pepper, Inc.	65,001	2,071
Estee Lauder Cos., Inc. (The), Class A	17,969	1,838
Constellation Brands, Inc., Class A	12,317	1,609
Campbell’s Co. (The) (b)	38,955	922
		49,667

Materials 4.66%
Corteva, Inc.	204,854	17,337
Royal Gold, Inc.	42,037	10,991
Alcoa Corp.	197,842	9,882
Perpetua Resources Corp. (a)	196,146	4,892
Element Solutions, Inc.	130,795	4,649
		47,751

Energy 4.21%
SLB, Ltd.	235,243	14,138
Diamondback Energy, Inc.	49,188	9,861
Expand Energy Corp.	93,632	9,191
Permian Resources Corp., Class A	222,664	5,186
Baker Hughes Co., Class A	48,402	3,076
Viper Energy, Inc., Class A	37,331	1,672
		43,124

Utilities 3.48%
Exelon Corp.	481,097	21,034
PG&E Corp.	550,000	7,298
IDACORP, Inc.	46,972	6,396
Vistra Corp.	6,946	954
FirstEnergy Corp.	95	4
		35,686

Real estate 3.13%
Zillow Group, Inc., Class A (a)	300,000	10,737
Simon Property Group, Inc. REIT	50,465	10,715
American Healthcare REIT, Inc.	143,153	7,903
Crown Castle, Inc. REIT	35,730	2,721
		32,076

3	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)	Shares	Value (000)

Communication services 2.36%
New York Times Co., Class A	150,000	$10,091
ROBLOX Corp., Class A (a)	176,274	7,278
Live Nation Entertainment, Inc. (a)	37,671	6,777
		24,146
Total common stocks (cost: $929,065,000)		986,209
Short-term securities 5.40%
Money market investments 3.51%
Capital Group Central Cash Fund 3.78% (d)(e)	359,220	35,919

Money market investments purchased with collateral from securities on loan 1.89%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	4,094,994	4,095
Capital Group Central Cash Fund 3.78% (d)(e)(f)	36,106	3,610
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (d)(f)	3,200,000	3,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.55% (d)(f)	3,200,000	3,200
Fidelity Investments Money Market Government Portfolio, Class I 3.56% (d)(f)	1,300,000	1,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.59% (d)(f)	1,300,000	1,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.58% (d)(f)	1,300,000	1,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(f)	1,300,000	1,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (d)(f)	100,000	100
		19,405
Total investment securities 101.62% (cost: $984,389,000)		1,041,533
Other assets less liabilities (1.62)%		(16,590)
Net assets 100.00%		$1,024,943
Investments in affiliates (e)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.51%
Capital Group Central Cash Fund 3.78% (d)	$3,874	$425,899	$393,898	$45	$(1)	$35,919	$669
Money market investments purchased with collateral from securities on loan 0.35%
Capital Group Central Cash Fund 3.78% (d)(f)	480	3,130 (g)				3,610	— (h)
Total 3.86%				$45	$(1)	$39,529	$669
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$344	$246	0.02%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 8/31/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Represents net activity. Refer to Note 5 for more information on securities lending.
(h)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds U.S. Small and Mid Cap Equity Fund	4

Key to abbreviation(s)
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements
Statement of assets and liabilities at August 31, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $30,677 of investment securities on loan):
Unaffiliated issuers (cost: $944,860)	$1,002,004
Affiliated issuers (cost: $39,529)	39,529	$1,041,533
Cash		607
Receivables for:
Sales of investments	165
Sales of fund’s shares	2,102
Dividends	1,067
Securities lending income	16	3,350
		1,045,490
Liabilities:
Collateral for securities on loan		19,405
Payables for:
Purchases of investments	572
Repurchases of fund’s shares	102
Investment advisory services	395
Services provided by related parties	72
Trustees’ deferred compensation	1
Other	— *	1,142
Net assets at August 31, 2026		$1,024,943
Net assets consist of:
Capital paid in on shares of beneficial interest		$962,967
Total distributable earnings (accumulated loss)		61,976
Net assets at August 31, 2026		$1,024,943
*
Amount less than one thousand.

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (80,900 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13	1	$12.65
Class C	13	1	12.65
Class F-1	12	1	12.65
Class F-2	12	1	12.65
Class F-3	12	1	12.67
Class 529-A	12	1	12.64
Class 529-C	12	1	12.64
Class 529-E	13	1	12.64
Class 529-F-2	13	1	12.64
Class 529-F-3	13	1	12.66
Class R-1	13	1	12.67
Class R-2	13	1	12.67
Class R-2E	13	1	12.67
Class R-3	13	1	12.67
Class R-4	13	1	12.67
Class R-5E	13	1	12.67
Class R-5	13	1	12.67
Class R-6	1,024,727	80,883	12.67

Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	6

Financial statements (continued)
Statement of operations for the year ended August 31, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (includes $669 from affiliates)	$5,830
Securities lending income (net of fees)	184
Interest from unaffiliated issuers	14	$6,028
Fees and expenses*:
Investment advisory services	1,972
Distribution services	— †
Transfer agent services	— †
Administrative services	131
529 plan services	— †
Reports to shareholders	15
Registration statement and prospectus	328
Trustees’ compensation	1
Auditing and legal	58
Custodian	3
Other	11
Total fees and expenses before waivers and/or reimbursements	2,519
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	284
Total fees and expenses after waivers and/or reimbursements		2,235
Net investment income		3,793
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,004
Affiliated issuers	45
Currency transactions	(11)	2,038
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	45,592
Affiliated issuers	(1)	45,591
Net realized gain (loss) and unrealized appreciation (depreciation)		47,629
Net increase (decrease) in net assets resulting from operations		$51,422
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,	For the period September 27, 2024* , to August 31,
	2026	2025

Operations:
Net investment income	$3,793	$319
Net realized gain (loss)	2,038	(122)
Net unrealized appreciation (depreciation)	45,591	11,553
Net increase (decrease) in net assets resulting from operations	51,422	11,750
Distributions paid to shareholders	(616)	(57)
Net capital share transactions	835,047	127,397
Total increase (decrease) in net assets	885,853	139,090
Net assets:
Beginning of year	139,090	—
End of year	$1,024,943	$139,090
*
Commencement of operations.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	8

Notes to financial statements
1. Organization

American Funds U.S. Small and Mid Cap Equity Fund (the "fund") was organized on May 1, 2024 as a Delaware statutory trust. The fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide capital appreciation.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

9	American Funds U.S. Small and Mid Cap Equity Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund

American Funds U.S. Small and Mid Cap Equity Fund	10

Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of August 31, 2026, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

11	American Funds U.S. Small and Mid Cap Equity Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil. These risks can effect small- and mid-capitalization companies differently and may be greater for small-capitalization companies, which are typically less established and/or resourced than mid-capitalization companies.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

American Funds U.S. Small and Mid Cap Equity Fund	12

As of August 31, 2026, the total value of securities on loan was $30,677,000, and the total value of collateral received was $31,315,000. Collateral received includes cash of $19,405,000 and U.S. government securities of $11,910,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended August 31, 2026, the fund reclassified $521,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $102,000.
As of August 31, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,909
Undistributed long-term capital gains	3,355
Gross unrealized appreciation on investments	90,344
Gross unrealized depreciation on investments	(34,631)
Net unrealized appreciation (depreciation) on investments	55,713
Cost of investments	985,820

13	American Funds U.S. Small and Mid Cap Equity Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31, 2026	For the period September 27, 2024[1] to August 31, 2025
Share class
Class A	$— [2]	$— [2]
Class C	— [2]	— [2]
Class T3	— [2]	— [2]
Class F-1	— [2]	— [2]
Class F-2	— [2]	— [2]
Class F-3	— [2]	— [2]
Class 529-A	— [2]	— [2]
Class 529-C	— [2]	— [2]
Class 529-E	— [2]	— [2]
Class 529-T3	— [2]	— [2]
Class 529-F-1[3]	— [2]	— [2]
Class 529-F-2	— [2]	— [2]
Class 529-F-3	— [2]	— [2]
Class R-1	— [2]	— [2]
Class R-2	— [2]	— [2]
Class R-2E	— [2]	— [2]
Class R-3	— [2]	— [2]
Class R-4	— [2]	— [2]
Class R-5E	— [2]	— [2]
Class R-5	— [2]	— [2]
Class R-6	616	57
Total	$616	$57
1
Commencement of operations.
2
Amount less than one thousand.
3
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.450% of daily net assets. For the year ended August 31, 2026, the investment advisory services fees were $1,972,000, which were equivalent to an annualized rate of 0.450% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Funds U.S. Small and Mid Cap Equity Fund	14

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2026, the 529 plan services fees were less than $1,000, which were equivalent to 0.046% of the average daily net assets of each 529 share class.

15	American Funds U.S. Small and Mid Cap Equity Fund

For the year ended August 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$— †	$— †	$— †	Not applicable
Class C	— †	— †	— †	Not applicable
Class T*	— †	— †	— †	Not applicable
Class F-1	— †	— †	— †	Not applicable
Class F-2	Not applicable	— †	— †	Not applicable
Class F-3	Not applicable	—	— †	Not applicable
Class 529-A	— †	— †	— †	$— †
Class 529-C	— †	— †	— †	— †
Class 529-E	— †	— †	— †	— †
Class 529-T*	— †	— †	— †	— †
Class 529-F-1*	— †	— †	— †	— †
Class 529-F-2	Not applicable	— †	— †	— †
Class 529-F-3	Not applicable	—	— †	— †
Class R-1	— †	— †	— †	Not applicable
Class R-2	— †	—	— †	Not applicable
Class R-2E	— †	— †	— †	Not applicable
Class R-3	— †	— †	— †	Not applicable
Class R-4	— †	— †	— †	Not applicable
Class R-5E	Not applicable	— †	— †	Not applicable
Class R-5	Not applicable	— †	— †	Not applicable
Class R-6	Not applicable	— †	131	Not applicable

Total class-specific expenses	$— †	$— †	$131	$— †
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended August 31, 2026, total fees and expenses reimbursed by CRMC were $284,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other Capital Group Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred), if any.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $4,767,000 and $11,000, respectively, which generated $2,000 of net realized losses from such sales.

American Funds U.S. Small and Mid Cap Equity Fund	16

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2026
Class A	$—	—	$—	—	$—	—	$—	—
Class C	—	—	—	—	—	—	—	—
Class T3	—	—	—	—	(13)	(1)	(13)	(1)
Class F-1	—	—	—	—	—	—	—	—
Class F-2	—	—	—	—	—	—	—	—
Class F-3	—	—	—	—	—	—	—	—
Class 529-A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-C	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-E	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-T3	—	—	— [2]	— [2]	(13)	(1)	(13)	(1)
Class 529-F-1[3]	—	—	— [2]	— [2]	(13)	(1)	(13)	(1)
Class 529-F-2	— [2]	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class R-1	—	—	—	—	—	—	—	—
Class R-2	—	—	—	—	—	—	—	—
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	—	—	—	—	—	—	—	—
Class R-4	—	—	—	—	—	—	—	—
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	—	—	—	—	—	—	—	—
Class R-6	886,287	72,791	505	44	(51,706)	(4,402)	835,086	68,433
Total net increase (decrease)	$886,287	72,791	$505	44	$(51,745)	(4,405)	$835,047	68,430
Refer to the end of the table(s) for footnote(s).

17	American Funds U.S. Small and Mid Cap Equity Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 27, 2024[4] to August 31, 2025
Class A	$10	1	$—	—	$—	—	$10	1
Class C	10	1	—	—	—	—	10	1
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	10	1	—	—	—	—	10	1
Class F-3	10	1	—	—	—	—	10	1
Class 529-A	10	1	— [2]	— [2]	—	—	10	1
Class 529-C	10	1	— [2]	— [2]	—	—	10	1
Class 529-E	10	1	— [2]	— [2]	—	—	10	1
Class 529-T	10	1	— [2]	— [2]	—	—	10	1
Class 529-F-1	10	1	— [2]	— [2]	—	—	10	1
Class 529-F-2	12	1	— [2]	— [2]	(3)	— [2]	9	1
Class 529-F-3	10	1	— [2]	— [2]	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	—	—	—	—	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	10	1	—	—	—	—	10	1
Class R-4	10	1	—	—	—	—	10	1
Class R-5E	10	1	—	—	—	—	10	1
Class R-5	10	1	—	—	—	—	10	1
Class R-6	129,383	12,652	—	—	(2,185)	(202)	127,198	12,450
Total net increase (decrease)	$129,585	12,672	$— [2]	— [2]	$(2,188)	(202)	$127,397	12,470
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
4
Commencement of operations.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $1,087,713,000 and $284,115,000, respectively, during the year ended August 31, 2026.
11. Ownership Concentration

As of August 31, 2026, four shareholders held more than 10% of the fund’s outstanding shares. The four shareholders were American Funds 2050 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund and American Funds 2060 Target Date Retirement Fund with aggregate ownership of the fund’s outstanding shares of 21%, 16%, 11% and 10%, respectively. CRMC is the investment adviser to the target date retirement funds.

American Funds U.S. Small and Mid Cap Equity Fund	18

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2026	$11.13	$.07	$1.47	$1.54	$(.02 )	$—	$(.02 )	$12.65	13.86%[5]	$— [6]	.83%[5]	.73%[5]	.60%[5]
8/31/2025[7,8]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [5,9]	— [6]	1.18 [5,10]	.81 [5,10]	.43 [5,10]
Class C:
8/31/2026	11.13	.07	1.47	1.54	(.02 )	—	(.02 )	12.65	13.85 [5]	— [6]	.83 [5]	.72 [5]	.61 [5]
8/31/2025[7,8]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [5,9]	— [6]	1.18 [5,10]	.81 [5,10]	.42 [5,10]
Class F-1:
8/31/2026	11.13	.07	1.47	1.54	(.02 )	—	(.02 )	12.65	13.88 [5]	— [6]	.84 [5]	.73 [5]	.60 [5]
8/31/2025[7,8]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [5,9]	— [6]	1.16 [5,10]	.79 [5,10]	.44 [5,10]
Class F-2:
8/31/2026	11.13	.07	1.47	1.54	(.02 )	—	(.02 )	12.65	13.85	— [6]	.84	.73	.60
8/31/2025[7,8]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [9]	— [6]	1.18 [10]	.81 [10]	.43 [10]
Class F-3:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.12	— [6]	.62	.51	.82
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [9]	— [6]	.89 [10]	.52 [10]	.71 [10]
Class 529-A:
8/31/2026	11.13	.06	1.46	1.52	(.01 )	—	(.01 )	12.64	13.70 [5]	— [6]	.90 [5]	.79 [5]	.54 [5]
8/31/2025[7,8]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [5,9]	— [6]	1.24 [5,10]	.87 [5,10]	.37 [5,10]
Class 529-C:
8/31/2026	11.13	.06	1.46	1.52	(.01 )	—	(.01 )	12.64	13.70 [5]	— [6]	.89 [5]	.79 [5]	.55 [5]
8/31/2025[7,8]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [5,9]	— [6]	1.24 [5,10]	.87 [5,10]	.37 [5,10]
Refer to the end of the table(s) for footnote(s).

19	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
8/31/2026	$11.13	$.06	$1.46	$1.52	$(.01 )	$—	$(.01 )	$12.64	13.70%[5]	$— [6]	.90%[5]	.79%[5]	.54%[5]
8/31/2025[7,8]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [5,9]	— [6]	1.24 [5,10]	.87 [5,10]	.37 [5,10]
Class 529-F-2:
8/31/2026	11.13	.06	1.46	1.52	(.01 )	—	(.01 )	12.64	13.68	— [6]	.94	.84	.50
8/31/2025[7,8]	10.00	.04	1.10	1.14	(.01 )	—	(.01 )	11.13	11.45 [9]	— [6]	1.27 [10]	.86 [10]	.39 [10]
Class 529-F-3:
8/31/2026	11.15	.09	1.46	1.55	(.04 )	—	(.04 )	12.66	13.97	— [6]	.68	.57	.76
8/31/2025[7,8]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.73 [9]	— [6]	.95 [10]	.58 [10]	.66 [10]
Class R-1:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.10 [5]	— [6]	.63 [5]	.52 [5]	.81 [5]
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [5,9]	— [6]	.90 [5,10]	.54 [5,10]	.70 [5,10]
Class R-2:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.13 [5]	— [6]	.62 [5]	.51 [5]	.82 [5]
8/31/2025[7,8]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.67 [5,9]	— [6]	.96 [5,10]	.59 [5,10]	.65 [5,10]
Class R-2E:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.13 [5]	— [6]	.62 [5]	.51 [5]	.82 [5]
8/31/2025[7,8]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.71 [5,9]	— [6]	.92 [5,10]	.55 [5,10]	.68 [5,10]
Class R-3:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.12 [5]	— [6]	.63 [5]	.52 [5]	.81 [5]
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [5,9]	— [6]	.90 [5,10]	.53 [5,10]	.70 [5,10]
Refer to the end of the table(s) for footnote(s).

American Funds U.S. Small and Mid Cap Equity Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
8/31/2026	$11.15	$.10	$1.47	$1.57	$(.05 )	$—	$(.05 )	$12.67	14.11%[5]	$— [6]	.63%[5]	.52%[5]	.81%[5]
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [5,9]	— [6]	.90 [5,10]	.53 [5,10]	.70 [5,10]
Class R-5E:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.12	— [6]	.63	.52	.81
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [9]	— [6]	.90 [10]	.53 [10]	.70 [10]
Class R-5:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.11	— [6]	.63	.52	.81
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [9]	— [6]	.90 [10]	.53 [10]	.70 [10]
Class R-6:
8/31/2026	11.15	.10	1.47	1.57	(.05 )	—	(.05 )	12.67	14.14	1,025.57		.51	.87
8/31/2025[7,8]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [9]	139	1.12 [10]	.51 [10]	.70 [10]

Year ended August 31,
	2026[12]	2025[7,8,9]
Portfolio turnover rate for all share classes[11]	65%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period 9/27/2024, commencement of operations, through 8/31/2025.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

21	American Funds U.S. Small and Mid Cap Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Small and Mid Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Small and Mid Cap Equity Fund (the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026 and the statement of changes in net assets and the financial highlights for the year ended August 31, 2026 and for the period September 27, 2024 (commencement of operations) through August 31, 2025, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year ended August 31, 2026, and the changes in its net assets and the financial highlights for the year ended August 31, 2026 and for the period September 27, 2024 (commencement of operations) through August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds U.S. Small and Mid Cap Equity Fund	22

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2026:
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$381,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

23	American Funds U.S. Small and Mid Cap Equity Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds U.S. Small and Mid Cap Equity Fund	24

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Small and Mid Cap Equity Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: October 30, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: October 30, 2026